Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Reverse stock split and Shareholders' Equity [Abstract]
Shareholders' Equity
14.	Shareholders’ Equity

On December 9, 2011, the Company received a deficiency letter from NASDAQ stating that, because the Company’s common stock has not maintained a minimum bid price of $1.00 per a share for the last 30 consecutive business days, the Company was no longer in compliance with NASDAQ Listing Rule Section 5450(a)(1). In order to regain compliance, the Company had until June 4, 2012 for the closing bid price of its common stock to meet or exceed $1.00 for a minimum of 10 consecutive business days. On January 6, 2012, the Company received a deficiency letter from NASDAQ stating that, because the Company has not maintained a minimum Market Value of Publicly Held Shares (the “MVPHS”) of $5,000 for the last 30 consecutive business days, the Company is no longer in compliance with NASDAQ Listing Rule Section 5450(b)(1)(C). In order to regain compliance, the Company had until July 2, 2012 for the Company’s MVPHS to meet or exceed $5,000 for a minimum of 10 consecutive business days. By letter dated February 29, 2012, the Company received notice from NASDAQ that it has regained compliance with Listing Rules 5450(a)(1) and 5450(b)(1)(C), since for the last 10 consecutive business days, from February 14, 2012 to February 28, 2012, the closing bid price of the Company’s common stock has been at $1.00 per share or greater and the Company’s minimum market value of publicly held shares has been $5,000 or greater, respectively.

The Company received letters dated June 21, 2012 and June 25, 2012 from NASDAQ stating that for the previous 30 consecutive business days, the bid price of the Company' common stock closed below the minimum $1.00 per share and the market value of the Company' publicly held common stock, or MVPHS, was below the minimum of $5,000. These are both requirements for continued listing on the NASDAQ Global Market pursuant to NASDAQ Marketplace Rules 5450(a)(1), the Minimum Bid Price Rule, and 5450(b)(1), the MVPHS Rule, respectively. These letters have no immediate effect on the listing of the Company's common stock. The Company has been provided a grace period of 180 calendar days to regain compliance by maintaining a closing bid price of at least $1.00 per share (which grace period ends December 18, 2012) and a closing MVPHS of $5,000 or more for a minimum of ten consecutive business days (which grace period ends December 24, 2012). If at any time before those dates, the bid price of the Company' common stock closed at $1.00 per share or more and its MVPHS closes at $5,000 or more for a minimum of 10 consecutive business days, NASDAQ would notify the Company that it had achieved compliance with the Minimum Bid Price Rule and the MVPHS Rule. The Company was granted an initial six month period, or until December 24, 2012, to regain compliance with the minimum bid price rule, unless it was able to obtain an extension of the deadline to regain compliance.

In December 2012, the Company applied to NASDAQ to transfer the listing of the Company's common stock from The NASDAQ Global Market to The NASDAQ Capital Market. To transfer to the NASDAQ Capital Market, the Company was required to meet all of the continued listing requirements of the NASDAQ Capital Market, except for the minimum bid price. One of the continued listing requirements of the NASDAQ Capital Market is to have a MVPHS of $1,000. Such a transfer would have granted the Company an additional six month period to regain compliance with the minimum bid price.

On December 19, 2012, the Company received notification from NASDAQ that on December 18, 2012, it failed to meet all continued listing criteria for the NASDAQ Capital Market, as its MVPHS was $897. As a result, the notice indicated that the Company’s common stock would be delisted from NASDAQ. The Company appealed that decision and the appeals hearing was scheduled for February 21, 2013.

On May 11, 2012, the Company entered into a Standby Equity Distribution Agreement, or SEDA, with YA Global Master SPV Ltd., or YA Global, a fund managed by Yorkville Advisors, LLC, pursuant to which, for a 24-month period, the Company has the right to sell up to $3.2 million of shares of the Company’s common stock. The SEDA entitles the Company to sell and obligates YA Global to purchase, from time to time over a period of 24 months, shares of the Company’s common stock for cash consideration up to an aggregate of $3.2 million, subject to conditions the Company must satisfy as set forth in the SEDA. For each share of common stock purchased under the SEDA, YA Global will pay 96% of the lowest daily volume weighted average price during the pricing period, which is the five consecutive trading days after the Company delivers an advance notice to YA Global. Each such advance may be for an amount not to exceed the greater of $200 or 100% of the average daily trading volume of the Company’s common stock for the 10 consecutive trading days prior to the notice date. The Company registered the resale by YA Global of up to 36,795 shares of its common stock. As of December 31, 2012, the Company had sold all the shares of its common stock under the SEDA for aggregate proceeds of $432. Pursuant to the terms of the SEDA, the Company could not deliver any further advance notices until such time as the Company has filed and declared effective a new registration statement covering the resale of additional shares of its common stock by YA Global.

On August 21, 2012, pursuant to the terms of a Note Purchase Agreement dated May 11, 2012 between the Company and YA Global, the Company raised an aggregate of $250 from the sale of a promissory note pursuant to the Note Purchase Agreement. The note was expected to be repaid in 10 equal weekly installments to mature 90 days from the date of funding. Thereafter, the Company requested an extension of the repayment schedule which was granted. As of December 31, 2012, the outstanding balance under the Note Purchase Agreement totaled $75.

On August 10, 2012, pursuant to the approval of the Company’s Board of Directors at its April 2012 meeting, the Company issued 33,214 shares of its common stock to the Manager in payment of the $926 in unpaid fees due to the Manager for the first quarter of 2012 and 3,993 shares of its common stock to its non-executive directors in payment of $155 in unpaid Board fees for the last three quarters of 2011.

On October 11, 2012, pursuant to the approval of the Company’s Board of Directors at its October 2012 meeting, the Company issued 43,930 shares of its common stock to the Manager in payment of the $807 in unpaid fees due to the Manager for the third quarter of 2012 and 6,536 shares of its common stock to its non-executive directors in payment of $152 in unpaid Board fees for the first, second and third quarter of 2012.

On October 11, 2012, the Company entered into an Investment Agreement, or Dutchess Agreement, with Dutchess Opportunity Fund, II, LP, or Dutchess, a fund managed by Dutchess Capital Management, II, LLC, pursuant to which, for a 36-month period, the Company has the right to sell up to 47,060 shares of our common stock. The Dutchess Agreement entitles the Company to sell and obligates Dutchess to purchase, from time to time over a period of 36 months, up to 47,060 shares of its common stock, subject to conditions the Company must satisfy as set forth in the Dutchess Agreement. For each share of common stock purchased under the Dutchess Agreement, Dutchess will pay 98% of the lowest daily volume weighted average price during the pricing period, which is the five consecutive trading days commencing on the day the Company delivers a put notice to Dutchess. Each such put may be for an amount not to exceed the greater of $200 or 200% of the average daily trading volume of the Company’s common stock for the three consecutive trading days prior to the put notice date, multiplied by the average of the three daily closing prices immediately preceding the put notice date, subject to a 9.99% blocker provision. The Company registered the resale by Dutchess of up to 47,060 shares of its common stock. As of December 31, 2012, the Company had sold 18,587 shares of its common stock under the Dutchess Agreement for aggregate proceeds of $91.

On January 15, 2013, the Company issued 27,500 shares of our common stock (the “Settlement Shares”) to Hanover in connection with a stipulation of settlement (the “First Settlement Agreement”) of an outstanding litigation claim. The First Settlement Agreement provided that the Settlement Shares would be subject to adjustment on the 36th trading day following the date on which the Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the First Settlement Agreement be based upon a specified discount to the trading volume weighted average price (the “VWAP”) of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the First Settlement Agreement shall be equal to the quotient obtained by dividing (i) $305,485.59 by (ii) 70% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Settlement Shares (the “True-Up Period”), rounded up to the nearest whole share (the “VWAP Shares”). The First Settlement Agreement further provided that if, at any time and from time to time during the True-Up Period, Hanover reasonably believed that the total number of Settlement Shares previously issued to Hanover were less than the total number of VWAP Shares to be issued to Hanover or its designee in connection with the First Settlement Agreement, Hanover could, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee (subject to the limitations described below), and the Company would upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Settlement Shares” for purposes of the First Settlement Agreement).

On January 18, 2013, the Company delivered an additional 8,000 shares to Hanover and on January 29, 2013, delivered an additional 1,657 shares to Hanover. At the end of the True-Up Period, (i) if the number of VWAP Shares exceeds the number of Settlement Shares issued, then the Company would issue to Hanover or its designee additional shares of Common Stock equal to the difference between the number of VWAP Shares and the number of Settlement Shares, and (ii) if the number of VWAP Shares were less than the number of Settlement Shares, then Hanover or its designee will return to the Company for cancellation that number of shares of Common Stock equal to the difference between the number of VWAP Shares and the number of Settlement Shares.

On January 31, 2013, an amendment to the First Settlement Agreement reduced the True-Up Period from 35 trading days following the date the Initial Settlement Shares were issued to four trading days following the date the Initial Settlement Shares were issued. As a result, the True-Up Period expired on January 22, 2013. Accordingly, the total number of shares of Common Stock issuable to Hanover pursuant to the First Settlement Agreement, as amended, was 37,157, which number is equal to the quotient obtained by dividing (i) $305,485.59 by (ii) 70% of the VWAP of the Common Stock over the four-trading day period following the date of issuance of the Initial Settlement Shares, rounded up to the nearest whole share. All of such 37,157 shares of Common Stock had been issued to Hanover prior to the amendment of the First Settlement Agreement. Accordingly, no further shares of Common Stock are issuable to Hanover pursuant to the First Settlement Agreement, as amended, and Hanover is not required to return any shares of Common Stock to the Company for cancellation pursuant thereto.

The First Settlement Agreement provided that in no event should the number of shares of Common Stock issued to Hanover or its designee in connection with the First Settlement Agreement, when aggregated with all other shares of Common Stock then beneficially owned by Hanover and its affiliates (as calculated pursuant to Section 13(d) of the Exchange, and the rules and regulations thereunder, result in the beneficial ownership by Hanover and its affiliates (as calculated pursuant to Section 13(d) of the Exchange Act and the rules and regulations thereunder) at any time of more than 9.99% of the Common Stock.

On January 24, 2013, the Company entered into an Investment Agreement with Granite (the “Granite Agreement”), pursuant to which, for a 36-month period, the Company had the right to sell up to 79,159 shares of its common stock to Granite. The Granite Agreement entitled the Company to sell and obligated Granite to purchase, from time to time over a period of 36 months (the “Open Period”), 79,159 shares of the Company’s common stock, subject to conditions the Company must had satisfied as set forth in the Granite Agreement. For each share of common stock purchased under the Granite Agreement, Granite would pay 98% of the lowest daily volume weighted average price during the pricing period, which was the five consecutive trading days commencing on the day the Company delivered a put notice to Granite. Each such put could be for an amount not to exceed the greater of $500 or 200% of the average daily trading volume of our common stock for the three consecutive trading days prior to the put notice date, multiplied by the average of the three daily closing prices immediately preceding the put notice date. In no event, however, should the number of shares of common stock issuable to Granite pursuant to a put cause the aggregate number of shares of common stock beneficially owned by Granite and its affiliates to exceed 9.99% of the outstanding common stock at the time.

On February 13, 2013, the Company issued 37,000 shares of our common stock (the “Second Settlement Shares”) to Hanover in connection with a second stipulation of settlement (the “Second Settlement Agreement”) of an outstanding litigation claim. The Second Settlement Agreement provides that the Second Settlement Shares would be subject to adjustment on the 36th trading day following the date on which the Second Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Second Settlement Agreement be based upon a specified discount to the VWAP of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Second Settlement Agreement should be equal to the quotient obtained by dividing (i) $740,651.57 by (ii) 75% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Second Settlement Shares (the “Second True-Up Period”), rounded up to the nearest whole share (the “Second VWAP Shares”). The Second Settlement Agreement further provided that if, at any time and from time to time during the Second True-Up Period, Hanover reasonably believed that the total number of Second Settlement Shares previously issued to Hanover were less than the total number of Second VWAP Shares to be issued to Hanover or its designee in connection with the Second Settlement Agreement, Hanover could, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the Second True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee, and the Company would upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares should be considered “Second Settlement Shares” for purposes of the Second Settlement Agreement). On February 19, 2013, the Company issued and delivered to Hanover 18,000 additional Second Settlement Shares, on February 25, 2013, the Company issued and delivered to Hanover another 18,000 additional Second Settlement Shares, on February 26, 2013 the Company issued and delivered to Hanover another 18,000 additional Second Settlement Shares, on February 27, 2013, the Company issued and delivered to Hanover another 20,000 additional Second Settlement Shares, on February 28, 2013, the Company issued and delivered to Hanover another 20,000 additional Second Settlement Shares and on March 4, 2013, the Company issued and delivered to Hanover another 20,000 additional Second Settlement Shares. At the end of the Second True-Up Period, on March 6, 2013, the Company issued and delivered 6,351 additional Second Settlement Shares to Hanover.

On February 15, 2013, the Company entered into a termination agreement of the Standby Equity Distribution Agreement, or SEDA with YA Global. As a result, the outstanding fees of $10 owed to YA Global under the SEDA were written off.

On February 19, 2013, the Company issued the press release announcing the approval of the transfer of the listing of the Company’s common stock to The NASDAQ Capital Market, the granting of the additional extension to comply with the minimum bid price requirement and the cancellation of the NASDAQ appeal hearing.

On February 28, 2013, pursuant to the approval of the Company’s Board of Directors at its January 18, 2013 meeting, the Company issued 128,328 shares of its common stock to the Manager in payment of $809 in unpaid fees due to the Manager for November and December 2012 and January 2013 and 8,382 shares of its common stock to its non-executive directors in payment of $48 in unpaid Board fees for the fourth quarter of 2012.

On March 14, 2013, the Company issued to YA Global 14,038 shares of its common stock for final settlement of $63 of outstanding principal of Note and accrued unpaid interest due.

On April 4, 2013, the Company received notification from NASDAQ that it has regained compliance with the NASDAQ Listing Rule 5450(a)(1) (the "Minimum Bid Price Rule") requirement for continued listing on NASDAQ, as the bid price of the Company’s common stock closed at or above $1.00 per share for a minimum of 10 consecutive business days.

As of April 2, 2013, the Company has sold all the 79,159 shares of its common stock to Granite under the Granite Agreement for aggregate proceeds of $458.

On April 17, 2013, the Company issued 112,000 shares of our common stock (the “Fourth Settlement Shares”) to Hanover in connection with a fourth stipulation of settlement (the “Fourth Settlement Agreement”) of an outstanding litigation claim. The Fourth Settlement Agreement provided that the Fourth Settlement Shares would be subject to adjustment on the 36th trading day following the date on which the Fourth Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Fourth Settlement Agreement be based upon a specified discount to the trading VWAP of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Fourth Settlement Agreement should be equal to the quotient obtained by dividing (i) $1,792,416.92 by (ii) 75% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Fourth Settlement Shares (the “Fourth True-Up Period”), rounded up to the nearest whole share (the “Fourth VWAP Shares”). The Fourth Settlement Agreement further provided that if, at any time and from time to time during the Fourth True-Up Period, Hanover reasonably believed that the total number of Fourth Settlement Shares previously issued to Hanover were less than the total number of Fourth VWAP Shares to be issued to Hanover or its designee in connection with the Fourth Settlement Agreement, Hanover could, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the Fourth True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee (subject to the limitations described below), and the Company should upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares should be considered “Fourth Settlement Shares” for purposes of the Fourth Settlement Agreement). On April 22, 2013, the Company issued and delivered to Hanover 60,000 additional Settlement Shares, on April 29, 2013, the Company issued and delivered to Hanover another 65,000 additional Settlement Shares, on May 6, 2013, the Company issued and delivered to Hanover another 67,000 additional Settlement Shares, on May 10, 2013, the Company issued and delivered to Hanover another 70,000 additional Settlement Shares, on May 16, 2013 the Company issued and delivered to Hanover another 150,000 additional Settlement Shares and on May 22, 2013, the Company issued and delivered to Hanover another 40,000 additional Settlement Shares. At the end of the Fourth True-Up Period, on May 24, 2013, the Company issued and delivered 119 additional Settlement Shares to Hanover.

On May 22, 2013, the Company entered into a debt settlement agreement with Navar pursuant to which the Company issued Navar 27,385 shares of common stock in exchange for the extinguishment of $94 of outstanding debt related to shipbrokerage services provided to the Company by Navar.

On May 29, 2013, the Company entered into an Investment Agreement with Dutchess (the “Dutchess Agreement”), a fund managed by Dutchess Capital Management, II, LLC, pursuant to which, for a 36-month period, the Company has the right to sell up to 460,933 shares of its common stock, which equaled approximately 28.6% of its 1,611,656 shares outstanding as of May 29, 2013. As of December 20, 2013, the Company has sold 458,344 shares of its common stock to Dutchess under the Dutchess Agreement for aggregate gross proceeds of $485.

On June 17, 2013, we received a letter from NASDAQ , notifying us that for the last 30 consecutive business days, the closing bid price of the Company’s common stock has been below $1.00 per share, the minimum closing bid price required by the continued listing requirements of NASDAQ set forth in Listing Rule 5450(a)(1). We had 180 calendar days, or until December 16, 2013, to regain compliance with Rule 5450(a)(1) (the "Compliance Period"). To regain compliance, the closing bid price of the Company’s common stock should be at least $1.00 per share for a minimum of 10 consecutive business days during the Compliance Period. The NASDAQ notification had no effect at that time on the listing of the Company's common stock on The NASDAQ Capital Market.

On June 26, 2013, the Company issued 178,000 shares of our common stock (the “Fifth Settlement Shares”) to Hanover in connection with a fifth stipulation of settlement (the “Fifth Settlement Agreement”) of an outstanding litigation claim. The Fifth Settlement Agreement provided that the Fifth Settlement Shares should be subject to adjustment on the 121st trading day following the date on which the Fifth Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Fifth Settlement Agreement be based upon a specified discount to the trading VWAP of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Fifth Settlement Agreement shall be equal to the quotient obtained by dividing (i) $5,331,011.90 by (ii) 75% of the VWAP of the Common Stock over the 120 consecutive trading day period following the date of issuance of the Fifth Settlement Shares (the “Fifth True-Up Period”), rounded up to the nearest whole share (the “Fifth VWAP Shares”). The Fifth Settlement Agreement further provided that if, at any time and from time to time during the Fifth True-Up Period, Hanover reasonably believed that the total number of Fifth Settlement Shares previously issued to Hanover were less than the total number of Fifth VWAP Shares to be issued to Hanover or its designee in connection with the Fifth Settlement Agreement, Hanover could, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the Fifth True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee (subject to the limitations described below), and the Company should upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares should be considered “Fifth Settlement Shares” for purposes of the Fifth Settlement Agreement). Between July 2, 2013 and September 9, 2013, the Company issued and delivered to Hanover an aggregate of 5,501,600 additional Settlement Shares.

At the end of the Fifth True-Up Period, on September 10, 2013, the Company issued and delivered 426,943 additional Settlement Shares to Hanover.

For the year ended December 31, 2013, as a result of the issuance of an aggregate of 7,159,749 shares of common stock to Hanover in connection with five settlement agreements of a total outstanding litigation claim of $9,434 (described above), the Company recognized a loss of $3,914, which is included in “Loss on settlement of liability through stock issuance” in the accompanying consolidated statements of operations.

On July 10, 2013, pursuant to the approval of the Company’s Compensation Committee, the Company issued an aggregate of 493,911 shares of its common stock to officers, directors and employees as a bonus for their commitment and hard work during adverse market conditions. As well, the Company recognized for the year ended December 31, 2013 the amount of $1,030 as compensation cost, which is included in “Other income/ (expense)” in the accompanying consolidated statements of operations.

On August 2, 2013, the Company issued 232,948 shares of common stock to Asher upon conversion of $153.5 convertible promissory note dated January 31, 2013.

On August 16, 2013, the Company issued 100,000 shares of common stock to its legal counsel in exchange for the extinguishment of $105 of outstanding debt related to services provided to the Company.

On September 20, 2013, pursuant to the approval of the Company’s Compensation Committee, the Company issued an aggregate of 1,197,034 shares of its common stock to officers, directors and employees as a bonus for their commitment and hard work during adverse market conditions.  As well, the Company recognized for the year ended December 31, 2013 the amount of $2,753 as compensation cost, which is included in “Other income/ (expense)” in the accompanying consolidated statements of operations.

On October 1, 2013 the Company, in partial consideration for Hanover’s cancellation of certain covenants of the Settlement Agreement (Note 10), issued to Hanover 400,000 shares of common stock and granted customary piggy-back registration rights for such shares, together with a demand registration right commencing 120 days after September 25, 2013. Said registration was filed and effective on January 28, 2014. As a result of the issuance of common stock, the Company recognized for the year ended December 31, 2013 a loss of $1,180, which is included in “Other income/ (expense)” in the accompanying consolidated statements of operations.

On September 26, 2013, Crede and the Company entered into an Exchange Agreement, in order to settle the complaint filed against the Company by Crede seeking to recover an aggregate of $10,500, representing all amounts due under the Settlement Agreement, as amended (Note 10). The total number of shares of Common Stock to be issued to Crede pursuant to the Exchange Agreement would equal the quotient of (i) $11,850 divided by (ii) 78% of the volume weighted average price of the Company’s Common Stock, over the 75-consecutive trading day period immediately following the first trading day after the Court approved the Order (or such shorter trading-day period as could be determined by Crede in its sole discretion by delivery of written notice to the Company) (the “Calculation Period”), rounded up to the nearest whole share (the “Crede Settlement Shares”). 1,011,944 of the Crede Settlement Shares were issued and delivered to Crede on October 10, 2013 and an aggregate of 6,151,708 Crede Settlement Shares were issued and delivered to Crede between October 11, 2013 and November 7, 2013.

The Exchange Agreement further provided that if, at any time and from time to time during the Calculation Period (as defined below), the total number of Crede Settlement Shares (as defined below) previously issued to Crede were less than the total number of Crede Settlement Shares to be issued to Crede or its designee in connection with the Exchange Agreement, Crede could, in its sole discretion, deliver one or more written notices to the Company requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Crede or its designee (subject to the limitations described below), and the Company should upon such request issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares should be considered “Crede Settlement Shares” for purposes of the Exchange Agreement. At the end of the Calculation Period, (i) if the total number of Crede Settlement Shares required to be issued exceeds the number of Crede Settlement Shares previously issued to Crede, then the Company should issue to Crede or its designee additional shares of Common Stock equal to the difference between the total number of Crede Settlement Shares required to be issued and the number of Crede Settlement Shares previously issued to Crede, and (ii) if the total number of Crede Settlement Shares required to be issued were less than the number of Crede Settlement Shares previously issued to Crede, then Crede or its designee will return to the Company for cancellation that number of shares of Common Stock equal to the difference between the number of total number of Crede Settlement Shares required to be issued and the number of Crede Settlement Shares previously issued to Crede. Crede could sell the shares of Common Stock issued to it or its designee in connection with the Exchange Agreement at any time without restriction, even during the Calculation Period.

On October 9, 2013, the Company received approval by the Supreme Court of the State of New York of the terms and conditions of the Exchange Agreement between the Company and Crede. As a result of the court approval, Crede released $10,500 to Deutsche Bank and Deutsche Bank, upon receipt of the funds, in accordance with the Settlement Agreement, has forgiven the remaining outstanding indebtedness and overdue interest owed by the Company of approximately $19,500 in total as well as released all collateral associated with the loan, including the lifting of the mortgages over the M/V  Free Maverick  and the M/V  Free Knight.

The Calculation Period expired on December 24, 2013. Accordingly, the total number of shares of Common Stock issuable to Crede pursuant to the Exchange Agreement was 8,741,761. Accordingly, 1,578,110 additional Crede Settlement Shares were owed to Crede, and on December 27, 2013, the Company issued and delivered to Crede 1,578,110 Crede Settlement Shares.

On October 10, 2013, the Company issued 53,618 shares of common stock to Asher upon conversion of the $103.5 convertible promissory note dated April 8, 2013.

On October 14, 2013, the Company issued 991,658 shares of its common stock to the Manager in payment of $2,168 in unpaid fees due to the Manager for the months of February – September 2013 under the management and services agreements with the Company. The number of shares issued to the Manager was based on the closing prices of the Company's common stock on the first day of each month, which is the date the management and services fees were due and payable. In addition, the Company also issued an aggregate of 34,326 shares of the Company’s common stock to its non-executive members of its Board of Directors in payment of $120 in unpaid Board fees for the first, second and third quarters of 2013.

On November 3, 2013, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Crede for an aggregate investment of $10,000 into the company through the private placement of two series of zero-dividend convertible preferred stock (collectively, the “Preferred Stock”) and Series A Warrants and Series B Warrants (collectively, the “Warrants”), subject to certain terms and conditions.

At the first closing (the “Initial Closing”), which occurred on November 5, 2013, for $1,500, the Company sold to Crede 15,000 shares of Series B Convertible Preferred Stock (the “Series B Preferred Stock”), together with the Warrants. The Series B Preferred Stock was convertible into shares of Common Stock at $2.00 per share.
The Series A Warrants are initially exercisable for 5,000,000 shares of our Common Stock at an initial exercise price of $2.60 per share and will have a 5-year term. The Series B Warrants are initially exercisable for 2,500,000 shares of our Common Stock at an initial exercise price of $2.60 per share and will expire on the one year anniversary of the Initial Closing.

At the second closing, which occurred on December 30, 2013, the Company sold to Crede 85,000 shares of our Series C Convertible Preferred Stock (the “Series C Preferred Stock”) for $8,500. The Series C Preferred Stock was convertible into our Common Stock at the same price at which the Series B Preferred Stock is convertible.

Crede may exercise the Warrants by paying cash or electing to receive a cash payment from us equal to the Black Scholes value of the number of shares Crede elects to exercise. We may elect to treat such request for a cash payment as a cashless exercise of the Warrants so long as (i) we are in compliance in all material respects with our obligations under the transaction documents, (ii) the Registration Statement is effective and (iii) our Common Stock is listed or designated for quotation on an eligible market. In the event that our Common Stock trades at or above $3.25 for a period of 20 consecutive trading days, the average daily dollar volume of our Common Stock equals at least $1 million during such period and various equity conditions are also satisfied during such period, we may, at our election, require Crede to exercise the Warrants for cash.

The convertibility of the Preferred Stock and the exercisability of the Warrants each may be limited if, upon conversion or exercise (as the case may be), the holder thereof or any of its affiliates would beneficially own more than 9.9% of our Common Stock. The Preferred Stock and the Warrants contain customary weighted-average anti-dilution protection.

The Preferred Stock will not accrue dividends, except to the extent dividends are paid on our Common Stock.  Our Common Stock will be junior in rank to the Preferred Stock upon the liquidation, dissolution and winding up of our company.  The Preferred Stock will generally have no voting rights except as required by law.

In addition, the Company reimbursed Crede for all costs and expenses incurred by it or its affiliates in connection with the transactions contemplated by the transaction documents in a non-accountable amount equal to $75. In addition, the Company paid Crede an additional non-refundable amount equal to $75 upon occurrence of the Initial Closing and paid Crede $425 upon occurrence of the second closing as an unallocated expense reimbursement.

Crede has the right to participate on the same terms as other investors, up to 25% of the amount of any subsequent financing the Company enters into, for a period of (i) one year from the second closing or (ii) if parties’ obligations to consummate the second closing are terminated pursuant to Section 8 of the Purchase Agreement, then (A) one year from the Initial Closing if the Company is not in material breach of its obligations under the transaction documents at the time of such termination or (B) two years from the Initial Closing if the Company is in material breach of its obligations under the transaction documents at the time of such termination.

Further, the Company is prohibited from issuing additional shares of our Common Stock or securities convertible into or exercisable for its Common Stock until 150 days after the later to occur of (x) November 3, 2013, and (y) the second closing, provided that if parties’ obligations to consummate the second closing are terminated pursuant to Section 8 of the Purchase Agreement, then (I) 150 days after November 3, 2013, if the Company is not in material breach of its obligations under the transaction documents at the time of such termination or (II) November 3, 2014, if the Company is in material breach of its obligations under the transaction documents at the time of such termination. Such prohibition will not apply to issuances (i) to employees, consultants, directors and officers approved by the Board or pursuant to a plan approved by the Board, not to exceed 819,869 shares, (ii) shares issued upon exercise or conversion of securities outstanding as of the Initial Closing, (iii) shares issued to the manager of our fleet, in lieu of cash compensation, (iv) shares issuable pursuant to an exchange agreement previously entered into between the Company and Crede and (v) shares issued solely in exchange for an acquisition of a nautical vessel, provided that such shares do not exceed the greater of 1.5 million shares or $3 million of shares.

Until one year after the second closing (provided, that, if parties’ obligations to consummate the second closing are terminated pursuant to Section 8 of the Purchase Agreement, the restricted period shall be (i) one year from the Initial Closing if the Company is not in material breach of its obligations under the transaction documents at the time of such termination or (ii) two years from the Initial Closing if the Company is in material breach of its obligations under the transaction documents at the time of such termination), the Company is prohibited from entering into any transaction to (i) sell any convertible securities at a conversion rate or other price that is generally based on and/or varies with the trading prices of its Common Stock at any time after the initial issuance of such convertible securities or (ii) sell securities at a future determined price, including, without limitation, an “equity line of credit” or an “at the market offering.”

Between December 30, 2013 and January 8, 2014 (Note 17), Crede converted all of the Preferred Stock into shares of Common Stock.

On November 18, 2013, the Company issued 109,279 shares of common stock to Asher upon conversion of the $103.5 convertible promissory note dated May 13, 2013 plus accrued interest.

On December 16, 2013, the Company received notification from NASDAQ that it has regained compliance with the NASDAQ Listing Rule 5450(a)(1) (the "Minimum Bid Price Rule") requirement for continued listing on NASDAQ, as the bid price of the Company’s common stock closed at or above $1.00 per share for a minimum of 10 consecutive business days.

On December 30, 2013, the Company issued to Crede 750,000 shares of common stock upon conversion of 15,000 shares of Series B Preferred Stock.

On December 31, 2013, the Company issued to Crede 1,450,000 shares of common stock upon conversion of 29,000 shares of Series C Preferred Stock.

Common Stock Dividends

During the year ended December 31, 2013, 2012 and 2011, the Company did not declare or pay any dividends.